Nationwide Life Insurance Company • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VLI Separate Account A

Prospectus supplement dated February 14, 2012 to
Special Product, Survivor Options Plus, and Survivor Options VL prospectus dated May 1, 2000;
Options VL prospectus dated May 1, 2002

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares into the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series I Shares is added to the policy as an investment option and "Appendix A: Sub-Account Information" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Additionally, all references to Invesco – Invesco V.I. Capital Appreciation Fund: Series I Shares are removed.

2.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series I Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series I Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares is added to the policy as an investment option and "Appendix A: Sub-Account Information" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series I Shares are removed.